Inventories (Tables)	12 Months Ended
Jun. 30, 2025
Classes of current inventories [abstract]
Summary of Inventories
Inventories recognized in the consolidated statements of financial position are comprised of:

	June 30,	June 30,
	2025	2024
	$	$
Finished goods	4,310	10,740
Components and parts	5,263	5,537
	9,573	16,277
Provision for obsolescence	(1,346)	(1,509)
Net inventory carrying value	8,227	14,768